COMMITMENTS AND CONTINGENCIES (Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 138,890
2017	131,057
2018	122,286
2019	95,397
2020	94,666
Thereafter	237,435
Total future obligation payments due	$ 819,731